Property, Plant And Equipment (Tables)	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Summary Of Detailed Information About Property, Plant And Equipment
	Useful life range (in years)	December 31, 2019	Acquisition of subsidiary	Additions	Write-offs	Reversal of impairment (impairment loss)	Transfers	Exchange variation	June 30, 2020
Cost:
Vehicles	2 to 5	45,578	25,789	128	(4,519)	-	2,171	12,042	81,189
Templates	3	192,556	-	8	(19,713)	-	4,690	8,065	185,606
Tools and accessories	3 to20	11,974	52,410	4,362	(158)	-	(876)	12,721	80,433
Facilities	3 to 60	309,772	1,431	23	(3,428)	-	3,298	10,922	322,018
Machinery and accessories	3 to 15	866,451	746,734	7,352	(925)	-	45,638	171,314	1,836,564
Leasehold improvements	2 to 20	615,103	58,548	11,653	(1,177)	(8,650)	5,618	177,970	859,065
Buildings	14 a 60	386,957	1,168,837	3,484	1,590	324	20,246	293,891	1,875,329
Furniture and fixture	2 to 25	397,727	32,566	10,622	(1,012)	(8,883)	7,545	95,387	533,952
Land	-	35,157	568,470	-	73	-	4,060	191,749	799,509
IT equipment	3 to 15	297,228	112,369	4,691	(494)	-	12,550	85,224	511,568
Other assets	-	-	40,090	-	-	-	-	14,086	54,176
Projects in progress	-	156,011	78,965	104,602	(526)	-	(89,486)	11,155	260,721
Total cost		3,314,514	2,886,209	146,925	(30,289)	(17,209)	15,454	1,084,526	7,400,130

Depreciation:
Vehicles		(16,924)	-	(12,932)	2,174	-	(2,093)	(3,524)	(33,299)
Templates		(175,938)	-	(4,824)	19,684	-	-	(172)	(161,250)
Tools and accessories		(3,255)	-	(20,769)	-	-	10	(2,451)	(26,465)
Facilities		(167,362)	-	(11,582)	282	-	900	(3,269)	(181,031)
Machinery and accessories		(416,736)	-	(95,836)	157	-	(1,072)	(16,382)	(529,869)
Leasehold improvements		(267,371)	-	(60,425)	450	-	25	(68,175)	(395,496)
Buildings		(101,785)	-	(51,515)	-	-	-	(4,847)	(158,147)
Furniture and fixture		(193,973)	-	(44,342)	612	-	(26)	(43,546)	(281,275)
IT equipment		(197,281)	-	(47,588)	37	-	-	(30,091)	(274,923)
Other assets	-	-	-	(6,841)	-	-	-	(769)	(7,610)
Total accrued depreciation		(1,540,625)	-	(356,654)	23,396	-	(2,256)	(173,226)	(2,049,365)
Net total		1,773,889	2,886,209	(209,729)	(6,893)	(17,209)	13,198	911,300	5,350,765